HOWARD
                                   EQUITY FUND










                               SEMI-ANNUAL REPORT
                                  MAY 31, 1999

                               HOWARD EQUITY FUND

                               SEMI-ANNUAL REPORT
                                  MAY 31, 1999


Dear fellow Shareholder:

We are pleased to report that the Howard Equity Fund (the "Fund") has outperformed the S&P 500 Index since its inception in December 1998, as well as for the year to date. For the period January 1, 1999 through May 31, 1999, the Fund has appreciated 8.35% compared to a 6.47% increase in the S&P 500 Index. Since inception on December 30th, 1998, the Fund has appreciated 7.70% as compared to a 6.83% increase in the S&P 500 Index.

The Fund's present investment strategy is to emphasize investments in sectors and companies which will benefit from an increasingly vigorous domestic economy and the recovering economies of the Pacific Rim. Meanwhile, many European governments are actively promulgating growth policies which should ensure world-wide economic growth through the year 2000.

Our  focus  has  been  on  technology,   telecommunications,   energy  services,
industrial manufacturing and consumer/industrial cyclicals. Many of our investments in financial services, healthcare and consumer non-durables have reached new absolute and/or recovery highs over the past two months. Nevertheless, we have underweighted these areas in order to take advantage of what we believe to be more attractive valuations in selected cyclically sensitive businesses.

The Fund lagged the indices in the early part of year, when an extremely narrow market leadership continued to focus on companies which would benefit from slower economic growth. However, as the first quarter drew to a close, the investment community did a complete about-face. Investment strategists and portfolio managers, alike, embraced the concept of accelerating economic growth. This change in opinion has led to dramatic appreciation in what previously had been the "unattractive" sectors of the marketplace.

We believe this inflection in investment opinion is meaningful and will continue into calendar 2000. As a consequence, the substantial corrections in the valuation of the prior leadership should result in attractive investment opportunities over the next several months. Nonetheless, our investment strategy, which favors the beneficiaries of better than expected economic growth, will continue to influence the portfolio through, at least, year-end.


/s/ Anthony Orphanos

Anthony Orphanos
Chief Investment Officer & Portfolio Manager

                               HOWARD EQUITY FUND

                               SEMI-ANNUAL REPORT
                                  MAY 31, 1999

PORTFOLIO OF INVESTMENTS AT MAY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
  Shares     COMMON STOCKS: 66.83%                                  Market Value
--------------------------------------------------------------------------------
             AEROSPACE/DEFENSE - EQUIPMENT: 3.66%
  2,100      United Technologies Corporation.......................  $  130,331
                                                                     ----------
             AUTOMOBILE - CARS/LIGHT TRUCKS: 1.94%
  1,000      General Motors Corporation............................      69,000
                                                                     ----------
             AUTOMOBILE/TRUCK PARTS & EQUIPMENT - ORIGINAL: 0.39%
    699      Delphi  Automotive  Systems  Corporation..............      13,717
                                                                     ----------
             CELLULAR TELECOM: 2.07%
  2,000      Nextel Communications, Inc.*..........................      73,750
                                                                     ----------
             COMPUTERS - HARDWARE: 5.30%
  2,000      Hewlett-Packard Company...............................     188,625
                                                                     ----------
             COMPUTERS - INTEGRATED SYSTEM: 2.77%
  3,500      Diebold, Incorporated.................................      98,438
                                                                     ----------
             DIVERSIFIED MANUFACTURING OPERATIONS: 2.41%
  1,000      Minnesota Mining and Manufacturing Company............      85,750
                                                                     ----------
             ELECTRONIC COMPONENTS - SEMICONDUCTOR: 6.08%
  1,300      Texas Instruments, Incorporated.......................     142,188
  3,000      Watkins-Johnson Company...............................      74,250
                                                                     ----------
                                                                        216,438
                                                                     ----------
             FINANCE - INVESTMENT BANKER/BROKER: 2.18%
  3,500      Raymond James Financial, Inc..........................      77,438
                                                                     ----------
             FOOD - MISCELLANEOUS/DIVERSIFIED: 2.63%
  2,500      Dean Foods Company....................................      93,750
                                                                     ----------
             INSTRUMENTS - SCIENTIFIC: 2.50%
  3,000      EG&G, Inc.............................................      89,063
                                                                     ----------

2
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                               HOWARD EQUITY FUND

PORTFOLIO OF INVESTMENTS AT MAY 31, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------
             MEDICAL - BIOMEDICAL/GENETICS: 4.10%
  2,000      Affymetrix, Inc.*.....................................  $   70,250
  2,000      Millennium Pharmaceuticals, Inc.*.....................      75,750
                                                                     ----------
                                                                        146,000
                                                                     ----------
             METAL - ALUMINUM: 1.55%
  1,000      Alcoa Inc.............................................      55,000
                                                                     ----------
             MULTI - LINE INSURANCE: 2.44%
  2,000      CNA Financial Corporation*............................      86,875
                                                                     ----------
             NETWORK SOFTWARE: 4.80%
 13,000      NetSpeak Corporation*.................................     135,688
  1,500      Novell, Inc.*.........................................      35,250
                                                                     ----------
                                                                        170,938
                                                                     ----------
             OIL - FIELD MACHINERY & EQUIPMENT: 6.41%
  2,000      Camco International Inc.*.............................      72,375
  2,000      Halliburton Company...................................      82,750
  8,000      Varco International, Inc..............................      73,000
                                                                     ----------
                                                                        228,125
                                                                     ----------
             PHOTO EQUIPMENT & SUPPLIES: 1.19%
  2,000      Polaroid Corporation..................................      42,250
                                                                     ----------
             PIPELINES: 2.91%
  2,000      The Williams Companies, Inc...........................     103,625
                                                                     ----------
             SUPER - REGIONAL BANKS - UNITED STATES: 1.04%
    800      First Union Corporation...............................      36,850
                                                                     ----------
             TELECOM SERVICES: 2.63%
  1,000      Global Crossing Ltd.*.................................      47,438
  1,900      MasTec, Inc.*.........................................      46,075
                                                                     ----------
                                                                         93,513
                                                                     ----------
             TELEPHONE - LONG DISTANCE: 4.60%
  2,950      AT&T Corp.............................................     163,725
                                                                     ----------

                                                                               3
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                               HOWARD EQUITY FUND

PORTFOLIO OF INVESTMENTS AT MAY 31, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------
             TOBACCO: 3.25%
  3,000      Philip Morris Companies Inc...........................  $  115,688
                                                                     ----------
             Total Common Stocks ($2,305,998)......................   2,378,889

Principal
  Amount     SHORT-TERM INVESTMENT: 32.53%
--------------------------------------------------------------------------------
$1,158,101   Firstar Stellar Treasury Fund, 4.18%..................   1,158,101
                                                                     ----------
             Total Investments in Securities
             (cost $3,464,099): 99.36%.............................   3,536,986
             Other Assets in excess of Liabilities: 0.64%..........      22,727
                                                                     ----------
             TOTAL NET ASSETS: 100.00%.............................  $3,559,713
                                                                     ==========

* Non-incoming producing security.

4
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                                HOWARD EQITY FUND

STATEMENT OF ASSETS AND LIABILITIES AT MAY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
   Investments in securities, at value
     (identified cost $3,464,099)..................................  $3,536,986
   Receivables
      Due from Advisor.............................................       4,886
      Receivable for Securities Sold...............................      32,329
      Dividends and interest ......................................       6,292
   Prepaid expenses................................................       3,652
                                                                     ----------
         Total assets..............................................   3,584,145
                                                                     ----------
LIABILITIES
   Payables
      Administration fees..........................................       2,301
      Redemptions payable..........................................       1,800
   Accrued expenses................................................      20,331
                                                                     ----------
         Total liabilities.........................................      24,432
                                                                     ----------
NET ASSETS.........................................................  $3,559,713
                                                                     ==========
Net asset value, offering and redemption price per share
   [$3,559,713/330,407 shares outstanding; unlimited number of
   shares (par value $0.01) authorized]............................  $    10.77
                                                                     ==========
COMPONENTS OF NET ASSETS
   Paid-in capital.................................................  $3,413,651
   Accumulated net investment income...............................       6,542
   Accumulated net realized gain on investments....................      66,633
   Net unrealized appreciation on investments .....................      72,887
                                                                     ----------
      Net assets...................................................  $3,559,713
                                                                     ==========

See Notes to Financial Statements.

                                                                               5
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                                HOWARD EQITY FUND

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM DECEMBER 30, 1998* THROUGH MAY 31, 1999
(UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Income
      Dividends....................................................  $    4,221
      Interest.....................................................      17,518
                                                                     ----------
         Total income..............................................      21,739
                                                                     ----------
   Expenses
      Organization expense.........................................      25,000
      Custodian and accounting fees................................       9,663
      Professional fees............................................       7,913
      Advisory fees................................................       7,793
      Transfer agent fees..........................................       5,831
      Administration fee ..........................................       5,342
      Reports to shareholders......................................       4,165
      Distribution Expense ........................................       3,897
      Registration fees............................................       2,031
      Other .......................................................       1,666
      Trustees' fees...............................................       1,381
      Insurance expense............................................         303
                                                                     ----------
         Total expenses............................................      74,985
         Less, advisory fee waiver and absorption (Note 3).........     (59,788)
                                                                     ----------
         Net expenses..............................................      15,197
                                                                     ----------
         Net investment income.....................................       6,542
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain from security transactions....................      66,633
   Net change in unrealized appreciation on investments............      72,887
                                                                     ----------
      Net realized and unrealized gain on investments..............     139,520
                                                                     ----------
         Net Increase in Net Assets Resulting from Operations......  $  146,062
                                                                     ==========

* Commencement of operations.

See Notes to Financial Statements.

6
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                                HOWARD EQITY FUND

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              December 30, 1998*
                                                                   through
                                                                 May 31, 1999
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income........................................  $    6,542
   Net realized gain from security transactions.................      66,633
   Net change in unrealized appreciation on investments.........      72,887
                                                                  ----------
      Net decrease in net assets resulting  from operations.....     146,062

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from net change in
     outstanding shares (a).....................................   3,413,651
                                                                  ----------
         Total increase in net assets...........................  $3,559,713
                                                                  ==========
NET ASSETS
Beginning of period.............................................          --
                                                                  ----------
End of period...................................................  $3,559,713
                                                                  ==========

(a) A summary of capital shares transactions is as follows:

                                                         December 30, 1998*
                                                               through
                                                            May 31, 1999
                                                    ----------------------------
                                                       Shares    Paid In Capital
                                                    ----------   ---------------
Shares sold .....................................      335,370      $3,464,367
Shares redeemed..................................       (4,962)        (50,716)
                                                    ----------      ----------
Net increase.....................................      330,408      $3,413,651
                                                    ==========      ==========

* Commencement of operations.

See Notes to Financial Statements.

                                HOWARD EQITY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                             December 30, 1998*
                                                                  through
                                                                May 31, 1999
--------------------------------------------------------------------------------
Net asset value, beginning of period..........................   $    10.00
                                                                 ----------
Income from investment operations:
   Net investment income......................................         0.02
   Net realized and unrealized gain on investments............         0.75
                                                                 ----------
Total from investment operations..............................         0.77
                                                                 ----------
Net asset value, end of period................................   $    10.77
                                                                 ==========
Total return..................................................         7.70%++

Ratios/supplemental data:
Net assets, end of period (000)...............................   $    3,560

Ratio of expenses to average net assets:
   Before expense reimbursement...............................         9.67%+
   After expense reimbursement................................         1.95%+

Ratio of net investment income to average net assets:
   After expense reimbursement................................         0.84%+

Portfolio turnover rate.......................................       200.10%

*  Commencement of operations.
+  Annualized.
++ Not Annualized.

See Notes to Financial Statements.

                                HOWARD EQITY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Howard Equity Fund (the "Fund") is a series of shares of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on December 30, 1998. The investment objective of the Fund is to seek growth of capital. The Fund attempts to achieve its objective by investing primarily in equity securities of large to mid capitalization companies.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at market value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined on the basis of identified cost.

     D. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the period ended May 31, 1999, Howard Capital Management (the "Advisor") provided the Fund with investment management services under an

                                HOWARD EQITY FUND

--------------------------------------------------------------------------------
Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the period ended May 31, 1999, the Fund incurred $7,793 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.95% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the period ended May 31, 1999, the Advisor reduced its fees and absorbed Fund expenses in the amount of $59,788; no amounts were reimbursed to the Advisor.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average daily net assets, subject to a minimum fee of $30,000 annually.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION PLAN

     The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for sales distribution and related expenses at an annual rate of up to .50% of the Fund's average daily net assets annually. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursement for specific expenses incurred. For the period ended December 31, 1998, the Fund paid the Distribution Coordinator in the amount of $3,897.

NOTE 5 - SECURITIES TRANSACTIONS

     For the period ended May 31, 1999, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $3,699,347 and $1,459,983, respectively.

                                     HOWARD
                               CAPITAL MANAGEMENT


                                     ADVISOR
                            HOWARD CAPITAL MANAGEMENT
                              25 ROCKEFELLER PLAZA
                                   SUITE 1440
                               NEW YORK, NY 10111
                                 (212) 586-4800

                                   DISTRIBUTOR
                          FIRST FUND DISTRIBUTOR, INC.
                            4455 EAST CAMELBACK ROAD
                                   SUITE 261E
                                PHOENIX, AZ 85018

                                    CUSTODIAN
                               FIRSTAR BANK, N.A.
                                425 WALNUT STREET
                              CINCINATTI, OH 45202

                           SHAREHOLDER SERVICING AGENT
                          AMERICAN DATA SERVICES, INC.
                                150 MOTOR PARKWAY
                                    SUITE 109
                            HAUPPAUGE, NY 11788-0132
                                 (888) 229-2105

                                    AUDITORS
                             MCGLADREY & PULLEN, LLP
                                555 FIFTH AVENUE
                               NEW YORK, NY 10017

                                  LEGAL COUNSEL
                            PAUL, HASTINGS, JANOFSKY
                                  & WALKER LLP
                              345 CALIFORNIA STREET
                             SAN FRANCISCO, CA 94014